United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	May 12, 2006

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	106

Form 13F Information Table Value Total:	$140,164,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103     1159    22285 SH       Sole                    22035               250
Alcoa Inc.                     COM              013817101      384    12550 SH       Sole                    12200               350
AllianceBernstein Holdings LP  COM              01881g106     1186    17900 SH       Sole                    17400               500
Amerada Hess                   COM              023551104      744     5226 SH       Sole                     5226
American Express               COM              025816109     1251    23800 SH       Sole                    17800              6000
American International Group   COM              026874107     1022    15459 SH       Sole                    14459              1000
BHP Ltd.                       COM              088606108      598    15000 SH       Sole                    15000
BP PLC                         COM              055622104     2039    29570 SH       Sole                    29570
Bank of New York Co.           COM              064057102      811    22500 SH       Sole                    13500              9000
Berkshire Hathaway Inc. Cl B   COM              084670207     1425      473 SH       Sole                      458                15
Boeing Co.                     COM              097023105      251     3218 SH       Sole                      218              3000
Bristol-Myers Squibb           COM              110122108      975    39600 SH       Sole                    39600
Brookfield Asset Management    COM              112585104     1068    19400 SH       Sole                    16475              2925
Burlington Resources           COM              122014103      368     4000 SH       Sole                     4000
Cablevision NY Group           COM              12686c109      645    24167 SH       Sole                    19220              4947
Cabot Corp.                    COM              127055101      386    11350 SH       Sole                     7350              4000
Cardinal Health                COM              14149Y108      307     4119 SH       Sole                     3753               366
Caremark RX, Inc.              COM              141705103      577    11725 SH       Sole                     7875              3850
Cendant Corp.                  COM              151313103     2994   172575 SH       Sole                   139575             33000
Charles Schwab Corp.           COM              808513105     9220   535717 SH       Sole                   442417             93300
ChevronTexaco Corp.            COM              166751107     1588    27400 SH       Sole                    25400              2000
Chicago Mercantile Exchange Ho COM              167760107      447     1000 SH       Sole                                       1000
CitiGroup Inc.                 COM              172967101     6557   138832 SH       Sole                   114509             24323
Coca Cola Co.                  COM              191216100      435    10400 SH       Sole                     7900              2500
Colgate-Palmolive              COM              194162103      285     5000 SH       Sole                     5000
Comcast Class A Special        COM              200300200      902    34525 SH       Sole                    31825              2700
Comcast Corp. Cl A             COM              20030N101      301    11498 SH       Sole                     6840              4658
Commerce Bancorp Inc. NJ       COM              200519106      953    26000 SH       Sole                    22000              4000
ConocoPhillips                 COM              20825C104     1607    25452 SH       Sole                    25452
Copano Energy, LLC             COM              217202100      536    12033 SH       Sole                    11033              1000
Crescent Real Estate Equities  COM              225756105      500    23750 SH       Sole                    23250               500
Deere & Co.                    COM              244199105      474     6000 SH       Sole                     6000
Discovery Holdings Ser A       COM              25468y107      240    16032 SH       Sole                    13396              2636
Duke Energy Corp.              COM              26441c105      455    15600 SH       Sole                    15600
Duke Realty Corp.              COM              264411505      763    20106 SH       Sole                    20106
Eastgroup Properties           COM              277276101      629    13250 SH       Sole                    13250
Enbridge Energy Management LLC COM              29250x103     1443    33836 SH       Sole                    33836
Ethan Allen Interiors          COM              297602104      440    10468 SH       Sole                     1718              8750
Exxon Mobil Corporation        COM              30231G102     3394    55773 SH       Sole                    55773
FPL Group Inc.                 COM              302571104      401    10000 SH       Sole                    10000
First Nat'l Bank Nebraska      COM              335720108     4715     1000 SH       Sole                     1000
Fluor Corp.                    COM              343412102      858    10000 SH       Sole                    10000
Freddie Mac (Federal Home LN M COM              313400301     1014    16625 SH       Sole                    14425              2200
General Electric               COM              369604103     4923   141548 SH       Sole                   128548             13000
HCA Inc.                       COM              404119109     1170    25550 SH       Sole                    22850              2700
HSBC Holdings PLC              COM              404280406     1944    23200 SH       Sole                    23200
Hollinger International        COM              435569108      313    37300 SH       Sole                    37300
Honeywell Intl.                COM              438506107      770    18000 SH       Sole                    15000              3000
Icici Bank LTD                 COM              45104G104      650    23500 SH       Sole                    23500
IndyMac Bancorp Inc.           COM              456607100      311     7600 SH       Sole                     3600              4000
International Paper            COM              460146103      415    12000 SH       Sole                    12000
Intl. Business Machines        COM              459200101      252     3058 SH       Sole                     3058
JPMorgan Chase & Co.           COM              46625H100      219     5261 SH       Sole                     3411              1850
Johnson & Johnson              COM              478160104    10976   185335 SH       Sole                   181335              4000
Kerr-McGee Corp.               COM              492386107      883     9253 SH       Sole                     9253
Keyspan Corporation            COM              49337w100      245     6000 SH       Sole                     6000
Kinder Morgan Energy Partners  COM              494550106      482    10000 SH       Sole                    10000
Leucadia Natl Corp.            COM              527288104     2814    47174 SH       Sole                    39374              7800
Level 3 Communications         COM              52729N100      184    35500 SH       Sole                    10500             25000
Liberty Global Inc. Cl A       COM              530555101      601    29384 SH       Sole                    23580              5804
Liberty Global Inc. Ser C      COM              530555309      973    49260 SH       Sole                    41356              7904
Liberty Media Corp. Series A   COM              530718105     1512   184202 SH       Sole                   157832             26370
Magellan Midstream Holdings LP COM              55907r108      424    18450 SH       Sole                     9950              8500
Magellan Midstream Ptnrs LP    COM              559080106     2025    61600 SH       Sole                    61600
Manulife Financial Corp.       COM              56501r106      377     6000 SH       Sole                     3000              3000
Markwest Energy Ptnr LP        COM              570759100      211     4500 SH       Sole                     2500              2000
Marriott Intl Inc. CL A        COM              571903202     1715    25000 SH       Sole                    25000
Merck & Co.                    COM              589331107     5165   146600 SH       Sole                   142600              4000
Microsoft Corp.                COM              594918104     1041    38250 SH       Sole                     2000             36250
Molex Inc. Cl A                COM              608554200      227     7627 SH       Sole                     7627
Monsanto Co.                   COM              61166w101      763     9000 SH       Sole                     9000
Nacco Inds Inc. CL A           COM              652957910     1122     7290 SH       Sole                     6190              1100
National Australia Bank        COM              632525408      619     4600 SH       Sole                     4600
News Corp CL A                 COM              65248e104     2101   126486 SH       Sole                   110250             16236
Nokia Corp. Spon ADR           COM              654902209      260    12525 SH       Sole                     1000             11525
Northern Border Partners       COM              664785102     1998    41700 SH       Sole                    36700              5000
Pfizer Inc.                    COM              717081103      480    19250 SH       Sole                     9850              9400
Plum Creek Timber Co           COM              729251108      222     6000 SH       Sole                     6000
Procter & Gamble               COM              742718109      841    14600 SH       Sole                    12650              1950
Rayonier Inc.                  COM              754907103     2402    52687 SH       Sole                    52537               150
Royal Dutch Shell PLC          COM              780259206     1227    19700 SH       Sole                    19700
Safeco Corp.                   COM              786429100     1100    21900 SH       Sole                    19100              2800
Shinsei Bank LTD               COM              996730933      349    50000 SH       Sole                    50000
Sprint Nextel Corp.            COM              852061100      230     8897 SH       Sole                     4000              4897
St. Joe Company                COM              790148100     2262    36000 SH       Sole                    33450              2550
St. Paul Travelers Companies I COM              792860108      342     8192 SH       Sole                     5352              2840
Suncor Energy Inc.             COM              867229106      347     4500 SH       Sole                     4500
Texas Instruments Inc.         COM              882508104     1559    48000 SH       Sole                    48000
Time Warner Inc.               COM              887315109      206    12271 SH       Sole                     8271              4000
Traffix Inc.                   COM              892721101      117    20301 SH       Sole                    20301
U.S. Bancorp                   COM              902973304     2396    78545 SH       Sole                    78545
United Dominion Realty         COM              910197102      290    10150 SH       Sole                     9950               200
VistaPrint Limited             COM              000403981     9565   320432 SH       Sole                   320432
W.P. Carey & Co., LLC          COM              92930Y107     2191    81825 SH       Sole                    80825              1000
Walt Disney Co.                COM              254687106     1024    36715 SH       Sole                    31915              4800
Waste Management               COM              94106L109     1182    33475 SH       Sole                    33075               400
Wells Fargo & Co.              COM              949746101     3002    47000 SH       Sole                    39500              7500
Wellsford Real Properties Inc. COM              950240101       79    10000 SH       Sole                     7500              2500
Westpac Banking Corp (ADR)     COM              961214301      340     4000 SH       Sole                     4000
White Mountains Insurance Grou COM              G9618E107     1457     2450 SH       Sole                     1975               475
Williams Cos Inc.              COM              969457100      360    16850 SH       Sole                    11450              5400
Wyeth                          COM              026609107     1048    21600 SH       Sole                    21600
XL Capital Ltd.                COM              G98255105      648    10112 SH       Sole                     9838               274
Zimmer Holdings Inc.           COM              98956p102      335     4960 SH       Sole                     4960
Mutual Discovery Fund          MUT              628380404      258 8924.259 SH       Sole                 8924.259
Putnam Health Sciences Trust   MUT              746778109      276 4387.213 SH       Sole                 4387.213
REPORT SUMMARY		      106 DATA RECORDS	            140164       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED